Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities
Accounts payable	$ 6.8	$ 7.3
Accrued liabilities	35.0	16.3
Accounts Payable and Accrued Liabilities	$ 41.8	$ 23.6